INCOME TAXES - Narrative (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Corporate tax rate	23.00%	23.00%	23.00%